Note 2 - Discontinued Operations, License and Management Services (Unaudited) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
General and administrative expenses Salaries and benefits		$ 96
Loss from discontinued operations		(213,000)
License and Management Services [Member]
Revenues		25,000
Cost of license and management services		55,000
Depreciation and amortization		4,000
Total expenses		238,000
Loss from discontinued operations		(213,000)
Cash and cash equivalents
Receivables, net
Total assets
Accounts payable
Total liabilities
Net assets (liabilities) of discontinued operations
License and Management Services [Member] | Intercompany [Member]
Intercompany Payable
License and Management Services [Member] | Other General and Administrative Expense [Member]
General and administrative expenses Salaries and benefits		83,000
License and Management Services [Member] | Impairment Losses [Member]
General and administrative expenses Salaries and benefits